Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Taxes [Abstract]
Schedule Income Tax (Benefit) Provision	The components of the income tax provision (benefit) are as follows:
	For the years ended December 31,
	2022	2021	2020
Current
China	$1,560	$-	$3,367,763
Deferred
China	807,410	(236,581)	(312,780)
Total	$808,970	$(236,581)	$3,054,983

Schedule of (Loss) Profit before Income Taxes	(Loss) profit before income taxes was attributable to the following geographic locations for the years ended December 31:
	For the years ended December 31,
	2022	2021	2020

PRC	$(16,323,667)	$(6,034,466)	$15,150,941
Others	(5,991,765)	(2,916,447)	(138,671)
(Loss) profit before income taxes	$(22,315,432)	$(8,950,913)	$15,012,270

Schedule of Income before Income Taxes and the Actual Provision of Income Taxes	Reconciliation between the provision (benefit) for income taxes computed by applying the PRC EIT rate of 25% to (loss) income before income taxes and the actual provision of income taxes is as follows:
	For the years ended December 31,
	2022	2021	2020
(Loss) profit before income taxes	$(22,315,432)	$(8,950,913)	15,012,270
PRC EIT rate	25%	25%	25%
Income taxes computed at statutory EIT rate	$(5,578,858)	$(2,237,728)	3,753,068
Reconciling items:
Effect of tax holiday and preferential tax rate	1,274,465	169,657	(581,434)
Effect of tax rates in foreign jurisdictions	1,497,723	728,965	(46,330)
Effect of non-deductible expense	13,917	4,403	5,202
Effect of non-deductible share-based compensation	682,492	-	-
Super deduction of qualified R&D expenditures	-	(107,975)	(75,523)
Changes in valuation allowance	2,919,231	1,206,097	-
Income tax expense (benefit)	$808,970	$(236,581)	3,054,983
Effective tax rate	(3.63)%	2.64%	20.35%

Schedule of Deferred Tax Assets	According to PRC tax regulations, net operating losses can be carried forward to offset future operating income for five years. Significant components of deferred tax assets and liabilities were as follows:
	As of December 31,
	2022	2021
Deferred tax assets
Net operating loss carry forwards	$1,934,559	$978,216
Provision for doubtful debts	1,439,947	1,092,140
Impairment on inventory	398,578	-
Impairment of long-lived assets	163,420	-
Deferred tax assets, gross	3,936,504	2,070,356
Less: valuation allowance	(3,936,504)	(1,218,319)
Deferred tax assets, net	$-	$852,037

Deferred tax liabilities
Assets acquired in the asset acquisition	$199,583	-

Schedule of Expiration of Carry Forward Operating Loss	The following is a schedule of expiration of carry forward operating loss as of December 31, 2022:
For the years ending December 31,
2023	$5,360
2024	522,780
2025	166,113
2026	12,894
2027	9,423,368
Total	$10,130,515